Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable			$ 0	$ 0
Inventories
Impairment losses	[1]		(1,439)
Definite lived intangible assets acquired
Stock Options [Member]
Anti-dilutive shares			43,053,913	1,000
Series B Preferred Stock [Member]
Percentage of distribution of dividends to stockholders		8.00%	8.00%
2011 Reverse Acquisition [Member]
Goodwill acquired			$ 24,005
Definite lived intangible assets acquired			$ 12,000

[1]	Loss from impairment was recorded amounting to $1,439 (As Restated) as part of operating expenses in the Company's consolidated statement of comprehensive loss during the year ended December 31, 2017 (see also Note 13).